Financial instruments - Fair values and risk management - Financial assets (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Total financial assets	€ 3,386.2	€ 4,549.5	€ 3,791.4
Total Fair Value	217.3	671.7	536.2
Current derivative assets	106.0	293.2	308.7
Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	3,168.9	3,877.8	3,255.2
Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	217.3	671.7	536.2
Cash and cash equivalents
Disclosure of financial assets [line items]
Total financial assets	2,650.7	2,566.4	1,675.6
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	2,650.7	2,566.4	1,675.6
Cash > 3 months
Disclosure of financial assets [line items]
Total financial assets	465.5	1,207.2	1,484.4
Cash > 3 months | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	465.5	1,207.2	1,484.4
Restricted cash
Disclosure of financial assets [line items]
Total financial assets	34.1	34.4	34.9
Restricted cash | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	34.1	34.4	34.9
Foreign currency forward contracts
Disclosure of financial assets [line items]
Total financial assets	208.9	663.7	527.7
Total Fair Value	208.9	663.7	527.7
Foreign currency forward contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	208.9	663.7	527.7
Currency swap contract
Disclosure of financial assets [line items]
Total financial assets	3.0
Total Fair Value	3.0
Currency swap contract | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	3.0
GBP Currency Swaps
Disclosure of financial assets [line items]
Total financial assets	5.4
Total Fair Value	5.4
GBP Currency Swaps | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets	5.4
Interest rate swaps
Disclosure of financial assets [line items]
Total financial assets		8.0	4.0
Total Fair Value		8.0	4.0
Interest rate swaps | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets		8.0	4.0
Commodity forward contracts
Disclosure of financial assets [line items]
Total financial assets			4.5
Total Fair Value			4.5
Commodity forward contracts | Cash-Flow Hedges
Disclosure of financial assets [line items]
Total financial assets			4.5
Trade receivables
Disclosure of financial assets [line items]
Total financial assets	18.6	67.5	59.5
Trade receivables | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets	€ 18.6	67.5	59.5
Other assets
Disclosure of financial assets [line items]
Total financial assets		2.3	0.8
Other assets | Amortized Cost
Disclosure of financial assets [line items]
Total financial assets		€ 2.3	€ 0.8